5. DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt
Note 5. DEBT

Long-term borrowings are summarized as follows (in thousands):

	September 30, 2012	December 31, 2011
Kinergy operating line of credit	$17,158	$20,432
Senior unsecured notes	10,000	–
Note payable to related party	750	750
Plant Owners’ term debt	52,687	51,279
Plant Owners’ operating line of credit	38,500	21,978
	119,095	94,439
Less short-term portion	(50,105)	(750)
Long-term debt	$68,990	$93,689

Kinergy Operating Line of Credit – In May 2012, the Company extended Kinergy’s operating line of credit. The renewal of Kinergy’s credit facility is for an aggregate amount of up to $40,000,000, including an optional accordion feature for up to an additional $10,000,000. The prior credit facility included an accordion feature of $5,000,000. The credit facility expires on December 31, 2015. Interest accrues under the credit facility at a rate equal to (i) the three-month London Interbank Offered Rate (“LIBOR”), plus (ii) a specified applicable margin ranging between 2.50% and 3.50%. The credit facility’s monthly unused line fee is 0.50% of the amount by which the maximum credit under the facility exceeds the average daily principal balance. Kinergy is also required to pay customary fees and expenses associated with the credit facility and issuances of letters of credit. In addition, Kinergy is responsible for a $3,000 monthly servicing fee. Payments that may be made by Kinergy to Pacific Ethanol as reimbursement for management and other services provided by Pacific Ethanol to Kinergy are limited to $800,000 per fiscal quarter in 2012, $900,000 per fiscal quarter in 2013, $1,000,000 per fiscal quarter in 2014 and $1,100,000 per fiscal quarter in 2015. As of September 30, 2012, Kinergy had unused availability under the revolving credit facility of $4,200,000.

In addition, the amended facility includes the accounts receivable of PAP as additional collateral. Payments that may be made by PAP to Pacific Ethanol as reimbursement for management and other services provided by Pacific Ethanol to PAP are limited to the extent that quarterly payments would result in PAP recording less than $100,000 of net income in the quarter.

For the fiscal quarter ending June 30, 2012 and each fiscal quarter thereafter, Kinergy and PAP are collectively required to generate aggregate earnings before interest, taxes, depreciation and amortization, or EBITDA, of $450,000 for the quarter and aggregate EBITDA of $1,100,000 for each two consecutive quarters. These amounts are required through December 31, 2013. In 2014, the required EBITDA amounts increase to $500,000 per quarter and $1,300,000 for each two consecutive quarters. Further, for all monthly periods, Kinergy and PAP must collectively maintain a fixed charge coverage ratio (calculated as a twelve-month rolling EBITDA divided by the sum of interest expense, capital expenditures, principal payments of indebtedness, indebtedness from capital leases and taxes paid during such twelve-month rolling period) of at least 2.0 and are prohibited from incurring any additional indebtedness (other than specific intercompany indebtedness) or making any capital expenditures in excess of $100,000 absent the lender’s prior consent. Kinergy and PAP’s obligations under the credit facility are secured by a first-priority security interest in all of their assets in favor of the lender. The Company believes it is in compliance with these covenants.

Senior Unsecured Notes – In July 2012, as part of the Company’s acquisition of an additional 33% ownership interest in New PE Holdco, the Company issued senior unsecured promissory notes (the “Notes”) due April 13, 2013 in the aggregate principal amount of $10.0 million. Interest on the unpaid principal amount accrued at a rate of 5.00% per annum. As discussed in Note 11, the Company repaid the Notes in October 2012.

Plant Owners’ Term Debt and Operating Line of Credit – On July 13, 2012, the Plant Owners’ amended their existing credit facilities. Prior to the amendment, the credit facilities consisted of a $35,000,000 revolving credit facility, a $25,000,000 tranche A-1 term loan and a $26,300,000 tranche A-2 term loan. Under the amendment, the Plant Owners’ credit facilities were, among other things, amended to extend the maturity date in respect of $46,800,000 of the combined revolving credit facility and term loans from June 25, 2013 to June 30, 2016. In addition, the aggregate commitment amount under the revolving credit facility was increased by $5,000,000. Further, monthly interest payments due to certain lenders may, at the option of the Plant Owners, be deferred and added to the loans maturing on the extended maturity date of June 30, 2016. As of September 30, 2012, $1,407,000 of accrued interest was deferred and added to the term loan. The amendment also provides the Plant Owners with the ability to pay down and pay off the non-extending lenders and the outstanding tranche A-2 term loan at, or at any time prior to, the original maturity date of June 25, 2013 without penalty while keeping the extended loans in place.

For the nine months ended September 30, 2012, the Plant Owners increased their borrowings under their operating line of credit by $16,522,000.

As of September 30, 2012, the Plant Owners had unused availability under the revolving credit facility of $700,000.

On October 29, 2012, the Plant Owners amended and restated their existing credit facilities and entered into a new revolving credit facility for an aggregate amount of up to $10,000,000. See Note 11- Subsequent Events.

The Company has had and continues to have extensive communications with holders of the $39,500,000 in debt due June 25, 2013 to restructure the existing loans and any additional loans under the new $10,000,000 credit facility. The Company also continues to explore its capital raising alternatives. The Company believes that it will be able to successfully restructure the loans or raise additional capital, or both, prior to the June 25, 2013 maturity date. However, the Company cannot provide any assurances that it will be able to do so, or what the terms of any restructuring or capital raising transaction might be. If the Company is unable to timely restructure the $39,500,000 in debt (together with any additional debt under the new credit facility) due June 25, 2013 or raise sufficient capital to repay the debt, the Company will be in default on that debt and in cross-default on the $46,800,000 in debt extended to June 30, 2016, all of which, totaling $91,300,000 plus any amounts borrowed under the new credit facility, will be accelerated and immediately due and payable on June 25, 2013. As a result, the Company and its direct and indirect subsidiaries, including Kinergy and the Plant Owners, will likely experience material adverse effects.

Note Payable to Related Party – On March 31, 2009, the Company’s Chief Executive Officer provided funds in an aggregate amount of $1,000,000 for general working capital purposes, in exchange for an unsecured promissory note issued by the Company. Interest on the unpaid principal amount accrues at a rate of 8.00% per annum. The Company recorded interest under this note of approximately $15,000 and $20,000 for the three months ended September 30, 2012 and 2011, respectively. As of December 31, 2011, the remaining amount of $750,000 was due and payable on the extended maturity date of March 31, 2012. On March 7, 2012, the maturity date was further extended to March 31, 2013.

Long-term debt is summarized in the following table (in thousands):

	December 31,
	2011	2010
Kinergy operating line of credit	$20,432	$13,474
Notes payable to related parties	750	1,250
New PE Holdco term debt	51,279	51,279
New PE Holdco operating line of credit	21,978	18,978
Convertible notes, at fair value	—	38,108
	94,439	123,089
Less current portion	(750)	(38,108)
Long-term debt	$93,689	$84,981

Kinergy Line of Credit – Kinergy has a working capital line of credit in an aggregate amount of up to $30,000,000, with an optional accordion feature of an additional $5,000,000. The credit facility is based on Kinergy’s eligible accounts receivable and inventory levels, subject to certain concentration reserves. The credit facility is subject to certain other sublimits, including as to inventory loan limits. Interest accrues under the line of credit at a rate equal to (i) the three-month London Interbank Offered Rate (“LIBOR”), plus (ii) a specified applicable margin ranging between 3.50% and 4.50%. The applicable margin was 3.50% at December 31, 2011. The credit facility’s monthly unused line fee is 0.50% of the amount by which the maximum credit under the facility exceeds the average daily principal balance. Kinergy is also required to pay customary fees and expenses associated with the credit facility and issuances of letters of credit. In addition, Kinergy is responsible for a $3,000 monthly servicing fee. Payments that may be made by Kinergy to the Company as reimbursement for management and other services provided by the Company to Kinergy are limited to $800,000 per fiscal quarter in 2012 and $850,000 per fiscal quarter in 2013. Kinergy is required to meet specified EBITDA and fixed coverage ratio financial covenants under the credit facility, as amended, and is prohibited from incurring any additional indebtedness (other than specific intercompany indebtedness) or making any capital expenditures in excess of $100,000 absent the lender’s prior consent. The Company believes it is in compliance with these covenants. Kinergy’s obligations under the credit facility are secured by a first-priority security interest in all of its assets in favor of the lender. The line of credit matures on December 31, 2013. The Company has guaranteed all of Kinergy’s obligations under the line of credit. As of December 31, 2011, Kinergy had an available borrowing base under the credit facility of $26,564,000 and an outstanding balance of $20,432,000.

Notes Payable to Related Parties – On March 31, 2009, the Company’s Chairman of the Board and its Chief Executive Officer provided funds in an aggregate amount of $2,000,000 for general working capital purposes, in exchange for two unsecured promissory notes issued by the Company. Interest on the unpaid principal amounts accrues at a rate of 8.00% per annum. All principal and accrued and unpaid interest on the promissory notes was initially due and payable in March 2010. On October 29, 2010, the Company paid all accrued interest and $750,000 in principal under these notes. On November 30, 2011, the Company paid $500,000 in principal under these notes. The Company recorded interest under these notes of approximately $97,000 and $149,000 for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, the remaining amount of $750,000 was due and payable on the extended maturity date of March 31, 2012. On March 7, 2012, the maturity date was further extended to March 31, 2013.

New PE Holdco Term Debt and Operating Line of Credit – On the Effective Date, approximately $294,478,000 in prepetition and post petition secured indebtedness of the Plant Owners was restructured under a Credit Agreement entered into on June 25, 2010 among the Plant Owners, as borrowers, and various lenders. Under the Plan, the Plant Owners’ existing prepetition and post petition secured indebtedness of approximately $294,478,000 was restructured to consist of approximately $50,000,000, plus accrued interest of $1,279,000, in three-year term loans and a new three-year revolving credit facility of up to $35,000,000 to fund working capital requirements of New PE Holdco. The term loan and revolving credit facility require monthly interest payments at a floating rate equal to the three-month LIBOR or the Prime Rate of interest, as elected by the borrower, plus 10.0%. At December 31, 2011, the rate was approximately 13.25%. Repayments of principal are based on available free cash flow of the borrower, until maturity, when all principal amounts are due. The term loan and revolving credit facility represent permanent financing and are collateralized by a perfected, first-priority security interest in all of the assets, including inventories and all rights, title and interest in all tangible and intangible assets, of New PE Holdco. The creditors of New PE Holdco do not have recourse to the Company. As of December 31, 2011, New PE Holdco had an outstanding letter of credit of approximately $844,000, unused availability under the credit facility of $12,178,000 and an outstanding balance of $21,978,000.

Convertible Notes – On October 6, 2010, the Company raised $35,000,000 through the issuance and sale of $35,000,000 in principal amount of secured convertible notes (“Initial Notes”) and warrants (“Initial 2010 Warrants”) to purchase an aggregate of 2,941,178 shares of the Company’s common stock. On January 7, 2011, the Company issued $35,000,000 in principal amount of secured convertible notes (“January Convertible Notes”) in exchange for the Initial Notes and warrants (“2010 Warrants”) to purchase an aggregate of 2,941,178 shares of the Company’s common stock in exchange for the Initial 2010 Warrants. The transactions contemplated by the exchange agreements were entered into to, among other things, clarify previously ambiguous language in the Initial Notes and Initial 2010 Warrants, provide the Company with additional time to meet its registration obligations and to add additional flexibility to the Company’s ability to incur indebtedness subordinated to the January Convertible Notes. As discussed below, the January Convertible Notes were valued at fair value, and as such, these modifications were reflected in the fair value adjustments for the period.

On June 30, 2011, the Company issued $23,750,000 in principal amount of secured convertible notes, reflecting the amount then outstanding under the January Convertible Notes (“June Convertible Notes”) in exchange for the January Convertible Notes. The transactions contemplated by the exchange agreements were entered into to, among other things, defer an upcoming installment payment, add one additional month to the maturity date and add a new additional conversion price option as described further below. As discussed further below, the June Convertible Notes are valued at fair value, and as such, these modifications are reflected in the fair value adjustments for the year ended December 31, 2011.

On August 3, 2011, under the terms of exchange agreements with the holders of the June Convertible Notes, the Company issued approximately $17,170,000 in principal amount, reflecting the amount then outstanding under the June Convertible Notes, of secured convertible notes (“Convertible Notes”) in exchange for the June Convertible Notes. The transactions contemplated by the exchange agreements were entered into to, among other things, add three additional months to the maturity date, add a new additional conversion price option as described further below and reduce the price failure threshold from $1.40 to $0.60. As discussed below, the Convertible Notes are valued at fair value, and as such, these modifications are reflected in the fair value adjustments for the year ended December 31, 2011.

The Company was obligated to make amortization payments with respect to the principal amount of each of the convertible notes, beginning on March 7, 2011 and then on the first trading day of each calendar month thereafter, except for the month of August, through the extended maturity date of May 2012 (collectively, the “Installment Dates”).

On each Installment Date, the Company was to pay an amount of principal, as then determined under the convertible notes and any accrued and unpaid interest (the “Installment Amount”). The Company could elect to pay the Installment Amount in cash or shares of its common stock, subject to the satisfaction of certain conditions.

If the Company elected to make all or part of an amortization payment in shares of its common stock, it was required to deliver to the holders of the convertible notes the amount of shares of the Company’s common stock equal to the portion of the amount being paid in shares of the Company’s common stock divided by the lesser of the then existing conversion price and 85% of the average of the volume weighted average prices of the 5 lowest trading days during the 20 consecutive trading day period ending on the trading day immediately prior to the applicable Installment Date.

All amounts due under the convertible notes were also convertible at any time, in whole or in part, at the option of the holders into shares of the Company’s common stock at a specified conversion price.

The Company elected to account for the convertible notes using the fair value alternative in order to simplify its accounting and reporting of the convertible notes. Accordingly, the Company adjusted as of each quarter the carrying value of the convertible notes to their fair value since their initial issuance in October 2010, with such adjustments reflected in fair value adjustments on convertible debt and warrants in the statements of operations.

The Company recorded income of $7,559,000 and expense of $11,736,000 for fair value adjustments for the years ended December 31, 2011 and 2010, respectively, for changes in fair value, which adjustments are attributed to a reduction in the principal balances and fluctuations in the market value of the Company’s common stock during each quarterly period. There were no changes in fair value of the convertible notes due to a change in the estimated credit risk of the instruments. See Note 13 for the Company’s fair value assumptions.

The following table summarizes the Installment Amounts and additional conversions by the note holders through their retirement on November 14, 2011 (in thousands):

	Principal	Interest	Total	Common Shares
Installment Amount – Q1 2011	$3,500	$1,263	$4,763	1,148
Installment Amount – 5/2/2011	3,500	383	3,883	1,396
Installment Amount – 6/1/2011	3,350	176	3,526	1,563
Holder Conversions – Q2 2011	900	49	949	428
Installment Amount – 7/1/2011	3,450	159	3,609	3,313
Installment Amount – 9/1/2011	283	144	427	*
Holder Conversions – Q3 2011	10,688	649	11,337	27,144
Installment Amount – 10/3/2011	929	64	993	*
Installment Amount – 11/1/2011	--	5	5	*
Holder Conversions – Q4 2011	8,400	397	8,797	28,867
	$35,000	$3,289	$38,289	63,859

* Cash payments

Registration Rights Agreement – In connection with the sale of the Initial Notes (and Convertible Notes) and the Initial 2010 Warrants, the Company entered into a registration rights agreement with all of the investors to file a registration statement on Form S-1 with the Securities and Exchange Commission. In compliance with the Company's obligations under the registration rights agreement, as amended by the aforementioned exchange agreements, the Company filed a registration statement on Form S-1 to register for resale by the investors 3,968,423 shares of common stock underlying the Convertible Notes.

Interest Expense on Borrowings – Interest expense on all borrowings discussed above was $14,813,000 and $6,261,000 for the years ended December 31, 2011 and 2010, respectively.

Long-term debt due in each of the next two years is as follows (in thousands):

Years Ended December 31,	Amount
2012	$750
2013	93,689
Total	$94,439